Commitments and Contingencies - Narrative (Details) R in Millions, $ in Millions	Dec. 01, 2008 ZAR (R) shares	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)	Dec. 01, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Additional cash payable when decision to mine is made | $				$ 7
Wafi-Golpu Joint Operation
Disclosure of contingent liabilities [line items]
Contractual obligations in respect of mineral tenement leases		R 64	R 23
Additional cash payable when decision to mine is made | $				3
Rio Tinto
Disclosure of contingent liabilities [line items]
Shares issued for purchase of rights to the royalty agreement (in shares) | shares	3,364,675
Value of shares on transaction date	R 242
Additional cash payable when decision to mine is made | $				$ 10
Liability for environmental disturbances and degradation caused before the effective date (in excess of)
Disclosure of contingent liabilities [line items]
Financial exposure		75
Liability for environmental disturbances and degradation caused before the effective date (in excess of) | Rand Uranium
Disclosure of contingent liabilities [line items]
Financial exposure		75
Contingent Liability for rates payable | Floor
Disclosure of contingent liabilities [line items]
Financial exposure		124
Contingent Liability for rates payable | Cap
Disclosure of contingent liabilities [line items]
Financial exposure		164
Contingent liability payable for rates, Harmony | Floor
Disclosure of contingent liabilities [line items]
Financial exposure		17
Contingent liability payable for rates, Harmony | Cap
Disclosure of contingent liabilities [line items]
Financial exposure		R 69